Stock-Based Compensation (Schedule Of Additional Information On Unvested Options) (Detail) (Unvested Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 Year	Dec. 31, 2010 Year
Unvested Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding	3,354,575	3,355,653
Weighted-average exercise price (per share)	$ 33.30	$ 27.01
Weighted-average remaining contractual term (in years)	5.55	5.28
Aggregate intrinsic value	$ 35,173	$ 44,276